Related Party Balances and Transactions - Schedule of Related Parties Transactions (Details)		12 Months Ended
		Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)
Springview Contracts Pte. Ltd. [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan	Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan
Accounts receivable related party	[1]			$ 19,901
GGL Enterprises Pte. Ltd. [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan	Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan
Mr. Heng Kong Chuan [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Shareholder and spouse of executive director, Ms. Lee Siew Yian	Shareholder and spouse of executive director, Ms. Lee Siew Yian
Accounts receivable related party	[2]	$ 122,842					95,530
Amount due to related parties	[2]			(85,350)
China International Corporate Management [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by CEO and shareholder, Mr. Wang Zhuo	Controlled by CEO and shareholder, Mr. Wang Zhuo
Amount due to related parties		$ (1,004,334)		(969,247)	[3]		(781,036)	[3]	$ (709,448)
Related Party [Member]
Schedule of Related Parties Transactions [Line Items]
Accounts receivable related party		122,842		19,901			95,530
Amount due to related parties		(1,004,334)		(1,054,597)			$ (781,036)
Construction service provided to Springview Contracts Pte. Ltd. [Member]
Schedule of Related Parties Transactions [Line Items]
Related party transactions	[1]					$ 185,694
Interior design service subcontracting cost provided by GGL Enterprises Pte. Ltd. [Member]
Schedule of Related Parties Transactions [Line Items]
Related party transactions		$ 15,000	$ 11,665	$ 5,270		$ 12,778

[1]	Springview Contracts Pte. Ltd. engaged the Company to provide construction services for projects under Springview Contracts Pte. Ltd. The total charges are computed and issued as sales invoices to Springview Contracts Pte. Ltd. by the Company at the end of each fiscal year, which resulted in accounts receivable and amounts due from Springview Contracts Pte. Ltd. Such receivables are due within 120 days. As of December 31, 2025, no receivables are considered past due. During the years ended December 31, 2024 and 2025, the Company received payment of S$125,941 and S$19,901 ($15,476) from Springview Contracts Pte. Ltd., respectively.
[2]	The Company signed an agreement with Mr. Heng Kong Chuan on August 1, 2024, under which Mr. Heng Kong Chuan would provide the company with an interest-free working capital loan facility not exceeding S$1,500,000 till July 30, 2026. During the year ended December 31, 2024, the Company received proceeds from Mr. Heng Kong Chuan S$65,449. During the year ended December 31, 2025, the Company received proceeds from Mr. Heng Kong Chuan S$208,192 ($161,904), which included the interest-free working capital loan borrowed from Mr. Heng Kong Chuan of S$75,000 ($58,325). During the same period, the Company repaid S$85,350 ($66,374) to Heng Kong Chuan and provide a short-term loan to Heng Kong Chuan of S$197,842 ($220,229). As of the date of this report, the accounts receivable due from Mr. Heng Kong Chuan have been fully collected.
[3]	During the year ended December 31, 2024, In order to replenish the company’s operating funds and enhance its liquidity, the Company received proceeds of S$384,919 from China International Corporate Management, which is the Company under the control of Mr. Zhuo Wang. As of December 31, 2024, China International Corporate Management has provided financial support amounting to S$969,247 ($709,448) for payment of expenses incurred for IPO and accrued interest under this financial support letter. During the year ended December 31, 2025, the Company accrued S$35,087 ($27,286) as interest expenses related to the fund provided by China International Corporate Management. As of December 31, 2025, China International Corporate Management has provided financial support amounting to S$1,004,334 ($781,036) for payment of expenses incurred for IPO and accrued interest under this financial support letter.